Risk/Return Detail Data - FidelityMunicipalBondOpportunitiesETF-PRO - USD ($)		12 Months Ended			36 Months Ended
	May 30, 2026	May 30, 2026	Dec. 31, 2025	Dec. 31, 2024	May 30, 2026
FidelityMunicipalBondOpportunitiesETF-PRO | Fidelity Municipal Bond Opportunities ETF | Fidelity Municipal Bond Opportunities ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.30%
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	$ 381
Annual Return, Inception Date	Feb. 16, 2023
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		5.50%			4.80%	[1]
Annual Return [Percent]			5.50%	1.84%
FidelityMunicipalBondOpportunitiesETF-PRO | Fidelity Municipal Bond Opportunities ETF
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Municipal Bond Opportunities ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Municipal Bond Opportunities ETF seeks to provide a high current yield exempt from federal income tax. Growth of capital may also be considered.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 39 % of the average value of its portfolio.
Portfolio Turnover, Rate	39.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax. Municipal debt securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal debt securities in which the fund invests include securities issued by U.S. territories and possessions, general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds, municipal money market securities, and synthetic securities. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing up to 30% of assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Investing up to 20% of assets in securities that are not municipal securities exempt from federal income tax, including, but not limited to, taxable municipal bonds, U.S. Treasury and Government agency issues, and investment-grade corporate bonds. Managing the fund to have similar overall interest rate risk to the supplemental index (see "Additional Index Information" section of the prospectus). Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Allocating assets across different market sectors and maturities. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Effective April 4, 2025, Fidelity® Municipal Core Plus Bond Fund ("Predecessor Fund") was reorganized into the fund ("Reorganization"). The Predecessor Fund's investment objective is identical to the fund's and the Predecessor Fund is managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the fund. The Predecessor Fund is designated as the accounting survivor in the Reorganization. As a result, the fund has assumed the historical performance of Fidelity® Municipal Core Plus Bond Fund, a class of shares of the Predecessor Fund, and the performance information shown below for periods prior to April 4, 2025 reflects the performance of the Predecessor Fund, which had a different fee structure than the fund. Past performance may have been different if the fund's current fee structure had been in place during the period. The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance . Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance .
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label [Optional Text]	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Bar Chart, Year to Date Return	(0.02%)
Highest Quarterly Return, Label [Optional Text]	Highest Quarter Return
Highest Quarterly Return, Date	Sep. 30, 2025
Highest Quarterly Return	3.05%
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter Return
Lowest Quarterly Return, Date	Dec. 31, 2024
Lowest Quarterly Return	(1.20%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityMunicipalBondOpportunitiesETF-PRO | Fidelity Municipal Bond Opportunities ETF | After Taxes on Distributions | Fidelity Municipal Bond Opportunities ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent		5.44%			4.76%	[1]
FidelityMunicipalBondOpportunitiesETF-PRO | Fidelity Municipal Bond Opportunities ETF | After Taxes on Distributions and Sales | Fidelity Municipal Bond Opportunities ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.67%			4.49%	[1]
FidelityMunicipalBondOpportunitiesETF-PRO | Fidelity Municipal Bond Opportunities ETF | IXU23
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Fidelity Municipal Bond Opportunities Composite Index℠
Average Annual Return, Percent		4.36%			3.73%
FidelityMunicipalBondOpportunitiesETF-PRO | Fidelity Municipal Bond Opportunities ETF | LB015
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.25%			3.61%
Document Type	485BPOS
Registrant Name	Fidelity Merrimack Street Trust

[1]	A From February 16, 2023 .